OTHER INCOME, BY FUNCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Coalition and loyalty program Multiplus	$ 126,443	$ 240,952	$ 174,197
Tours	108,448	109,463	133,575
Aircraft leasing	78,056	103,741	65,011
Customs and warehousing	26,667	26,793	24,548
Maintenance	16,569	8,038	11,141
Duty free	3,555	6,585	17,090
Other miscellaneous income	113,020	54,317	113,186
Total	$ 472,758	$ 549,889	$ 538,748